Performance-based compensation - Narrative (Details) - Cash-settled share-based payment arrangement - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
Share-based payment arrangement, incentive payment application, maximum percentage of total target shares	33.33%
Share-based payment arrangement, incentive payment application, requisite period between applications	90 days
Share-based payment arrangement, exercise period	5 years
Exercise price, share options granted (in dollars per share)	$ 15.0
Expense from cash-settled share-based payment transactions	$ (0.9)	$ 1.6	$ 0.5
Liabilities from share-based payment transactions	$ 1.1	$ 2.0	$ 0.5